Cash and cash equivalents - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	$ 290	$ 358
Repayment of third party borrowings	158	252
Subsidiaries [Member]
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	1,089	1,051
Repayment of third party borrowings	$ 703	$ 766